EXHIBIT 99.3

NISSAN MASTER OWNER TRUST

RECEIVABLES — 2019-B SERIES

Period	Collection	Accrual	Distribution
From	01-May-21	17-May-21	15-Jun-21
To	31-May-21	15-Jun-21
Days	29

Description of Collateral

On the Distribution Date, the Series 2019-B balances were:

Notes	$1,000,000,000.00
1,000,000,000.00
Principal Amount of Debt	1,000,000,000.00
Required Overcollateralization	$177,266,666.67
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Required Overcollateralization Increase - MPR < 25%	$0.00
Incremental Overcollateralization Amount	$48,949,996.73
Series Nominal Liquidation Amount	892,883,330.06

Required Participation Amount	$892,883,330.06
Excess Receivables	$43,174,186.66
Excess Funding Account	$213,743,595.76

Total Collateral	1,149,801,112.48

Collateral as Percent of Notes	114.98%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$3,142,858,178.39
Total Principal Collections	($1,736,591,231.04)
Investment in New Receivables	$1,305,260,583.44
Receivables Added for Additional Accounts	$0.00
Repurchases	($44,107,443.33)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($608,566,790.47)
Less Servicing Adjustment	($559,895.05)

Ending Balance	$2,058,293,401.94

SAP for Next Period	45.48%

Average Receivable Balance	$2,293,159,639.08
Monthly Payment Rate	75.73%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$5,825,460.78
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$5,825,460.78

Series Allocation Percentage at Month-End	45.48%
Floating Allocation Percentage at Month-End	74.05%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
11/15/2021	5/1/2021	No

Accumulation Account
Beginning	166,666,666.67
Payout	—
Additions	166,666,666.67

Ending Balance	333,333,333.33

Distributions to Investors
Days	29
LIBOR	0.100880%
Applicable Margin	0.430000%

	0.530880%

	Actual	Per $1000
Interest	427,653.33	0.43
Principal	—	—

		0.43
Total Due Investors	427,653.33
Servicing Fee	975,519.52

Excess Cash Flow	558,599.81

Reserve Account
Required Balance	$18,988,500.00
Amt. to Cover Shortfall	—
Deposit to Reserve	—
Current Balance	$18,988,500.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.00%
Pass / Fail	PASS
Seller’s Interest (calculated in accordance with Regulation RR)
Seller’s Interest*	23.50%

*	Calculated using the Pool Balance as of the last day of the related Collection Period and funds in any Accumulation Account on the Distribution Date.